Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Accounts receivable from real estate developers	836,435	798,622
	836,435	798,622
Less: allowance for credit losses	(640,394)	(632,237)
Accounts receivable, net	196,041	166,385

No accounts receivable was pledged as of December 31, 2024 and June 30, 2025.

The following table presents the movement of allowance for credit losses for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	614,246	640,394
Provision for the period	24,895	946
Receivables written off for the period	(6,201)	(9,103)
Balance at the end of the period	632,940	632,237

The provision of credit losses was included in general and administrative expenses.